Financial result - Additional Information (Detail) € / shares in Units, € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025 EUR (€) € / shares	Jun. 30, 2025 EUR (€) € / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 € / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 € / shares	Dec. 31, 2024 $ / shares
Statements [Line Items]
Change in fair value of warrant liabilities	€ 0.1	€ 1.7
Bottom of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)				€ 0.02	$ 0.02	€ 0.24	$ 0.25
Top of range [member]
Statements [Line Items]
Exercise price of warrants or rights | (per share)	€ 0	€ 0	$ 0